                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-37707
                                                               File No. 811-2071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

  Pre-Effective Amendment No.                                                [ ]

  Post-Effective Amendment No. 56                                            [X]


                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

  Amendment No. 56
               ----

                        DELAWARE GROUP INCOME FUNDS, INC.
        (formerly, Delaware Group Delchester High-Yield Bond Fund, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania      19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               March 3, 1997
                                                                   -------------

It is proposed that this filing will become effective:

          ______  immediately upon filing pursuant to paragraph (b)

          ___X__  on March 3, 1997 pursuant to paragraph (b)

          ______  60 days after filing pursuant to paragraph (a)(1)

          ______  on (date) pursuant to paragraph (a)(1)

          ______  75 days after filing pursuant to paragraph (a)(2)

          ______  on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
        for its most recent fiscal year was filed on September 20, 1996.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 56 to Registration File No. 2-37707 includes the following:

     1. Facing Page

     2. Contents Page

     3. Cross-Reference Sheet

     4. Part A - Prospectuses and Supplement*

     5. Part B - Statement of Additional Information*

     6. Part C - Other Information*

     7. Signatures

* This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Delchester Fund - Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class; Strategic Income Fund - Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class; and High-Yield Opportunities Fund - High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C. The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus, and Strategic Income Fund Institutional Class Prospectus each dated September 30, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Supplement dated November 1, 1996 to the Delchester Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on November 1, 1996. The Registrant's Strategic Income Fund A Class, B Class and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) on October 8, 1996. The Supplements, each dated November 21, 1996, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Institutional Class Prospectus filed with the Commission on that date pursuant to Rule 497(e) are not incorporated by reference into this filing. These Supplements will be superseded by the Supplements included in this filing. The Registrant's High-Yield Opportunities Fund A Class, B Class, C Class and High-Yield Opportunities Fund Institutional Class Prospectus, each dated December 27, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on January 2, 1997. The Statement of Additional Information dated December 27, 1996 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on January 2, 1997.



                             CROSS-REFERENCE SHEET*
                             ----------------------

                                    PART A**
                                   ---------

                                                                 Location in
Item No.  Description                                            Prospectuses
--------  ------------                                           ------------

                                                               Delchester Fund
                                                          A Class/          Institutional
                                                          B Class/          Class
                                                          C Class

 1       Cover Page.......................................Cover Page        Cover Page

 2       Synopsis.........................................Synopsis;         Synopsis;
                                                          Summary of        Summary of
                                                          Expenses          Expenses

 3       Condensed Financial Information..................Financial         Financial
                                                          Highlights        Highlights

 4       General Description of Registrant ...............Investment        Investment
                                                          Objective and     Objective and
                                                          Policies; Shares; Policies; Shares;
                                                          Other Investment  Other Investment
                                                          Policies and Risk Policies and Risk
                                                          Considerations    Considerations

 5       Management of the Fund ..........................Management          Management
                                                          of the Fund         of the Fund

 6       Capital Stock and Other Securities ..............The Delaware        Dividends and
                                                          Difference;         Distributions;
                                                          Dividends and       Taxes; Shares
                                                          Distributions;
                                                          Taxes; Shares



                             CROSS-REFERENCE SHEET*
                             ----------------------

                                    PART A**
                                   ---------

                                                                 Location in
Item No.  Description                                            Prospectuses
--------  ------------                                           ------------
                                                                Delchester Fund
                                                          A Class/            Institutional
                                                          B Class/            Class
                                                          C Class

 7       Purchase of Securities Being Offered.............Cover; How          Cover; How
                                                          to Buy Shares;      to Buy Shares;
                                                          Calculation of      Calculation of
                                                          Offering Price      Offering Price
                                                          and; Net            and; Net
                                                          Asset Value;        Asset Value;
                                                          Management          Management
                                                          of the Fund         of the Fund

 8       Redemption or Repurchase.........................How to Buy          How to Buy
                                                          Shares;             Shares;
                                                          Redemption          Redemption
                                                          and Exchange        and Exchange

 9       Legal Proceedings................................None                None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.
** The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus each dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Supplement dated November 1, 1996 to the Delchester Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on November 1, 1996.


                             CROSS-REFERENCE SHEET*
                             ----------------------

                                    PART A**
                                   ---------

                                                                 Location in
Item No.  Description                                            Prospectuses
--------  ------------                                           ------------
                                                             Strategic Income Fund
                                                          A Class/            Institutional
                                                          B Class/            Class
                                                          C Class

 1       Cover Page.......................................Cover Page          Cover Page

 2       Synopsis.........................................Synopsis;           Synopsis;
                                                          Summary of          Summary of
                                                          Expenses            Expenses

 3       Condensed Financial Information..................Financial           Financial
                                                          Highlights          Highlights

 4       General Description of Registrant ...............Investment          Investment
                                                          Objective and       Objective and
                                                          Policies; Shares;   Policies; Shares;
                                                          Other Investment    Other Investment
                                                          Policies and Risk   Policies and Risk
                                                          Considerations      Considerations

 5       Management of the Fund ..........................Management          Management
                                                          of the Fund         of the Fund

 6       Capital Stock and Other Securities ..............The Delaware        Dividends and
                                                          Difference;         Distributions;
                                                          Dividends and       Taxes; Shares
                                                          Distributions;
                                                          Taxes; Shares


                             CROSS-REFERENCE SHEET*
                             ----------------------

                                    PART A**
                                   ---------

                                                                 Location in
Item No.  Description                                            Prospectuses
--------  ------------                                           ------------
                                                            Strategic Income Fund
                                                          A Class/            Institutional
                                                          B Class/            Class
                                                          C Class

 7       Purchase of Securities Being Offered.............Cover; How to       Cover; How to
                                                          Buy Shares;         Buy  Shares;
                                                          Calculation of      Calculation of
                                                          Offering Price      Offering Price
                                                          and Net             and Net
                                                          Asset Value         Asset Value
                                                          Per Share;          Per Share;
                                                          Management          Management
                                                          of the Fund         of the Fund

 8       Redemption or Repurchase.........................How to Buy          How to Buy
                                                          Shares;             Shares;
                                                          Redemption and      Redemption and
                                                          Exchange            Exchange

 9       Legal Proceedings................................None                None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.
** The Registrant's Strategic Income Fund A Class, B Class, and C Class
   Prospectus dated September 30, 1996 (as revised October 4, 1996) and Strategic Income Fund Institutional Class Prospectus dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(e) on October 8, 1996 and Rule 485(b) on September 27, 1996, respectively. The Supplements, each dated November 21, 1996, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Institutional Class Prospectus filed with the Commission on that date pursuant to Rule 497(e) are not incorporated by reference into this filing. These Supplements will be superseded by the Supplements included in this filing.


                             CROSS-REFERENCE SHEET*
                             ----------------------

                                    PART A**
                                   ---------

                                                                 Location in
Item No.  Description                                            Prospectuses
--------  ------------                                           ------------
                                                           High-Yield Opportunities Fund
                                                           A Class/           Institutional
                                                           B Class/           Class
                                                           C Class

 1       Cover Page.......................................Cover Page          Cover Page

 2       Synopsis.........................................Synopsis;           Synopsis;
                                                          Summary of          Summary of
                                                          Expenses            Expenses

 3       Condensed Financial Information..................N/A                 N/A

 4       General Description of Registrant ...............Investment          Investment
                                                          Objective and       Objective and
                                                          Policies;           Policies;
                                                          Shares; Other       Shares; Other
                                                          Investment          Investment
                                                          Policies            Policies
                                                          and Risk            and Risk
                                                          Considerations      Considerations

 5       Management of the Fund ..........................Management          Management
                                                          of  the Fund        of the Fund

 6       Capital Stock and Other Securities ..............The Delaware        Dividends and
                                                          Difference;         Distributions;
                                                          Dividends and       Taxes; Shares
                                                          Distributions;
                                                          Taxes; Shares


                             CROSS-REFERENCE SHEET*
                             ----------------------

                                    PART A**
                                   ---------

                                                                 Location in
Item No.  Description                                            Prospectuses
--------  ------------                                           ------------
                                                           High-Yield Opportunities Fund
                                                          A Class/            Institutional
                                                          B Class/            Class
                                                          C Class

 7       Purchase of Securities Being Offered.............Cover; How to       Cover; How to
                                                          Buy Shares;         Buy Shares;
                                                          Calculation of      Calculation of
                                                          Offering Price and  Net Asset Value
                                                          Net Asset Value     Per Share;
                                                          Per Share;          Management of
                                                          Management of       the Fund
                                                          the Fund

 8       Redemption or Repurchase.........................How to Buy          How to Buy
                                                          Shares;             Shares;
                                                          Redemption and      Redemption and
                                                          Exchange            Exchange

 9       Legal Proceedings.................................None                None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.
** The Registrant's High-Yield Opportunities Fund A Class, B Class and C
   Class Prospectus and High-Yield Opportunities Fund Institutional Class Prospectus each dated December 27, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on January 2, 1997.

                             CROSS-REFERENCE SHEET
                             ----------------------

                                    PART B*
                                   ---------

                                                          Location in Statement
Item No.  Description                                  of Additional Information
--------  ------------                                --------------------------

  10      Cover Page..................................      Cover Page

  11      Table of Contents...........................   Table of Contents

  12      General Information and History.............  General Information

  13      Investment Objectives and Policies.......... Investment Objectives
                                                            and Policies

  14      Management of the Registrant................  Officers and Directors

  15      Control Persons and Principal Holders
          of Securities............................... Officers and Directors

  16      Investment Advisory and Other Services......  Plans Under Rule 12b-1
                                                         for the Fund Classes
                                                      (under Purchasing Shares);
                                                          Investment Management
                                                             Agreements and
                                                         Sub-Advisory Agreement;
                                                         Officers and Directors;
                                                          General Information;
                                                        Financial Statements

  17      Brokerage Allocation........................     Trading Practices
                                                             and Brokerage

  18      Capital Stock and Other Securities..........    Capitalization and
                                                         Noncumulative Voting
                                                      under General Information)

  19      Purchase, Redemption and Pricing of
          Securities Being Offered....................     Purchasing Shares;
                                                      Determining Offering Price
                                                         and Net Asset Value;
                                                      Redemption and Repurchase;
                                                          Exchange Privilege

  20      Tax Status..................................           Taxes

  21      Underwriters ...............................      Purchasing Shares

  22      Calculation of Performance Data.............   Performance Information

  23      Financial Statements........................     Financial Statements

* The Statement of Additional Information dated December 27, 1996 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on January 2, 1997.

                             CROSS-REFERENCE SHEET
                             ----------------------

                                    PART C
                                   ---------

                                                                 Location in
Item No.  Description                                            Part C
--------  ------------                                           ------------

  24      Financial Statements and Exhibits......................Item 24

  25      Persons Controlled by or under Common
          Control with Registrant................................Item 25

  26      Number of Holders of Securities........................Item 26

  27      Indemnification........................................Item 27

  28      Business and Other Connections of
          Investment Adviser.....................................Item 28

  29      Principal Underwriters.................................Item 29

  30      Location of Accounts and Records.......................Item 30

  31      Management Services....................................Item 31

  32      Undertakings...........................................Item 32

The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus; and Strategic Income Fund Institutional Class Prospectus each dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Supplement dated November 1, 1996 to the Delchester Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on November 1, 1996. The Registrant's Strategic Income Fund A Class, B Class and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) on October 8, 1996. The Supplements, each dated November 21, 1996, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Institutional Class Prospectus, respectively, filed with the Commission on that date pursuant to Rule 497(e) are not incorporated by reference into this filing. These Supplements will be superseded by the Supplements included in this filing. The Registrant's High-Yield Opportunities Fund A Class, B Class and C Class Prospectus and High-Yield Opportunities Fund Institutional Class Prospectus each dated December 27, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(e) January 2, 1997. The Statement of Additional Information dated December 27, 1996 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on January 2, 1997.

                                  MARCH 3, 1997

                              STRATEGIC INCOME FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1996
                          (AS REVISED OCTOBER 4, 1996)


    The following supplements the Prospectus.

Financial Highlights

    The following unaudited financial highlights for Strategic Income Fund is derived from the unaudited financial statements of Strategic Income Fund (the "Fund") for the period September 30, 1996 (date of initial public offering) through January 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Income Funds, Inc.'s Statement of Additional Information



                                                             Strategic     Strategic      Strategic
                                                            Income Fund   Income Fund    Income Fund
                                                              A Class       B Class        C Class
                                                           ------------   ------------  ------------
                                                             Unaudited     Unaudited      Unaudited
                                                            9/30/96(1)    9/30/96(1)     9/30/96(1)
                                                              through       through        through
                                                              1/31/97       1/31/97        1/31/97
                                                           ------------   ------------  ------------

Net Asset Value, Beginning of Period......................   $5.5000         $5.5000        $5.5000

Income From Investment Operations
Net Investment Income.....................................    0.1129          0.1045         0.1045
Net Gains (Losses) on Securities
    (both realized and unrealized)........................    0.0971          0.0960         0.0860
                                                              ------          ------         ------
       Total From Investment Operations...................    0.2100          0.2005         0.1905
                                                              ------          ------         ------

Less Distributions
Dividends from Net Investment Income......................    0.1100          0.1005         0.1005
Distributions from Capital Gains..........................     none            none           none
Returns of Capital........................................     none            none           none
                                                              ------         -------         ------
       Total Distributions................................    0.1100          0.1005         0.1005
                                                              ------         -------         ------

Net Asset Value, End of Period............................   $5.6000         $5.6000        $5.5900
                                                             =======         =======        =======

------------------------

Total Return   ...........................................    3.83%(2)(3)     3.66%(2)(3)    3.66%(2)(3)
------------


------------------------

Ratios/Supplemental Data
-------------------------

Net Assets, End of Period (000's omitted).................   $6,044          $3,504           $628
Ratio of Expenses to Average Daily Net Assets.............    1.00%           1.75%          1.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................    2.59%           3.34%          3.34%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................    8.22%           7.56%          7.28%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................    6.63%           5.97%          5.69%
Portfolio Turnover Rate...................................     140%            140%           140%



(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.
(3) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

The following replaces the information that appears in the second paragraph on page 1 of the Prospectus:

This Fund may invest up to 60% of its assets in high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies, commonly known as "junk bonds." In addition, the Fund may invest a portion of its assets in fixed-income securities of issuers in foreign countries and denominated in foreign currencies and in U.S. equity securities, which may be unrated or rated below investment grade. Junk bonds and lower rated securities involve greater risks, including default risks, than higher rated securities. Purchasers should carefully assess these risks before investing in this Fund. See Investment Objective and Policies, Special Risk Considerations, and Appendix B -- Ratings.

The following replaces paragraph number 1. under the heading Risk Factors on page 2 of the Prospectus:

1. The Fund may invest up to 60% of its assets in high-yield, higher risk fixed-income securities issued by U.S. companies ("junk bonds"). In addition, a portion of the Fund's foreign fixed-income securities and U.S. equity securities may be rated below investment grade. Such securities may increase the risks of an investment in this Fund. See High-Yield Securities under Special Risk Considerations.

The following supplements the information that appears in the Prospectus under the heading Dividends and Distributions:

Effective as of November 23, 1996, the Fund expects to declare a dividend each day and to pay such dividends once each month.

Purchases of shares by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable guarantee of timely receipt from an investor meeting the Fund's credit policies, the purchase will start earning dividends on the day the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

Dividends will be declared for each day to all shareholders of record as of the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

The following amends the information in the fifth paragraph under the heading Buying Class A Shares at Net Asset Value on page 19 of the Prospectus:

Effective November 1, 1996, the "NAV/Delaware Group Asset Planner Accommodation Program" has been discontinued. This program permitted certain investors who were already shareholders in any Delaware Group fund or those who were transferring assets into a Delaware Group individual retirement account ("IRA") from another IRA outside the Delaware Group or from a qualified plan distribution to invest in Delaware Group funds at net asset value when using the Asset Planner service. All share purchases through Delaware Group Asset Planner are now subject to applicable sales charges. Delaware Group Asset Planner is an asset allocation service that gives investors, working with a financial professional, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. See The Delaware Difference and How to Buy Shares in the Prospectus.

The following amends the information in the third paragraph under the heading Delaware Group Asset Planner on page 25 of the Prospectus:

Effective November 1, 1996, the annual $35 Asset Planner fee will be waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay the annual IRA fee of $15 per Social Security number.

                                  MARCH 3, 1997

                              STRATEGIC INCOME FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1996


       The following supplements the Prospectus.

Financial Highlights

       The following unaudited financial highlights for Strategic Income Fund is derived from the unaudited financial statements of Strategic Income Fund (the "Fund") for the period September 30, 1996 (date of initial public offering) through January 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Income Funds, Inc.'s Statement of Additional Information.

                                                         Strategic Income
                                                               Fund
                                                           Institutional
                                                               Class
                                                          -------------
                                                             Unaudited
                                                            9/30/96(1)
                                                              through
                                                             1/31/97
                                                          -------------

Net Asset Value, Beginning of Period......................     $5.5000

Income From Investment Operations
----------------------------------
Net Investment Income.....................................      0.1202
Net Gains (Losses) on Securities
    (both realized and unrealized)........................      0.0938
                                                                ------
       Total From Investment Operations...................      0.2140
                                                                ------

Less Distributions
-------------------
Dividends from Net Investment Income......................      0.1140
Distributions from Capital Gains..........................       none
Returns of Capital........................................       none
                                                                 ----
       Total Distributions................................      0.1140
                                                                ------

Net Asset Value, End of Period............................     $5.6000
                                                               =======

------------------------------

Total Return   ...........................................      3.91%(2)
------------

------------------------------

Ratios/Supplemental Data
-------------------------

Net Assets, End of Period (000's omitted).................     $3,117
Ratio of Expenses to Average Daily Net Assets.............      0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................      2.34%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................      7.00%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................      5.41%
Portfolio Turnover Rate...................................       140%

------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

The following replaces the information that appears in the second paragraph on page 1 of the Prospectus:

This Fund may invest up to 60% of its assets in high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies, commonly known as "junk bonds." In addition, the Fund may invest a portion of its assets in fixed-income securities of issuers in foreign countries and denominated in foreign currencies and in U.S. equity securities, which may be unrated or rated below investment grade. Junk bonds and lower rated securities involve greater risks, including default risks, than higher rated securities. Purchasers should carefully assess these risks before investing in this Fund. See Investment Objective and Policies, Special Risk Considerations, and Appendix B -- Ratings.

The following replaces paragraph number 1. under the heading Risk Factors on page 2 of the Prospectus:

1. The Fund may invest up to 60% of its assets in high-yield, higher risk fixed-income securities issued by U.S. companies ("junk bonds"). In addition, a portion of the Fund's foreign fixed-income securities and U.S. equity securities may be rated below investment grade. Such securities may increase the risks of an investment in this Fund. See High-Yield Securities under Special Risk Considerations.

The following supplements the information that appears in the Prospectus under the heading Dividends and Distributions:

Effective as of November 23, 1996, the Fund expects to declare a dividend each day and to pay such dividends once each month.

Purchases of shares by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable guarantee of timely receipt from an investor meeting the Fund's credit policies, the purchase will start earning dividends on the day the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

Dividends will be declared for each day to all shareholders of record as of the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

                                  MARCH 3, 1997
                        DELAWARE GROUP INCOME FUNDS, INC.
             SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                DECEMBER 27, 1996


         The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

         The 30-day yield of Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class as of January 31, 1997 was 7.23%, 6.86%, 6.86% and 7.86%, respectively.

         The performance of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Strategic Income Fund, as shown below, is the cumulative total return quotations through January 31, 1997.


                                   Cumulative Total Return(1)

                               Strategic         Strategic         Strategic
                                Income            Income         Income Fund
                             Fund A Class      Fund A Class      Institutional
                              (at Offer)         (at NAV)            Class
3 months ended 1/31/97          (2.21%)            2.71%             2.60%

Period 9/30/96(2)               (1.03%)            3.83%             3.91%
through 1/31/97


                               Strategic         Strategic         Strategic        Strategic
                                Income            Income            Income           Income
                             Fund B Class      Fund B Class      Fund C Class     Fund C Class
                              (Including        (Excluding        (Including       (Excluding
                               Deferred          Deferred          Deferred         Deferred
                             Sales Charge)     Sales Charge)     Sales Charge)    Sales Charge)
3 months ended 1/31/97          (1.47%)            2.54%            1.54%             2.54%

Period 9/30/96(2)
through 1/31/97                 (0.35%)            3.66%            2.66%             3.66%


(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund (the "Fund") and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of the Fund, respectively, do not exceed 1.00%, 1.75%, 1.75% and 0.75% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinarly expenses, but inclusive of applicable 12b-1 expenses) through June 30, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

        As of February 6, 1997, the officers and directors of Delaware Group Income Funds, Inc. ("Income Funds, Inc.") owned less than 1% of the outstanding shares of Class B Shares, Class C Shares and Institutional Class Shares of Delchester Fund and approximately 2.48% of the outstanding shares of the Class A Shares of Delchester Fund. As of the same date, Income Funds, Inc.'s officers and directors owned less than 1% of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Strategic Income Fund, less than 1% of Class B Shares, Class C Shares and Institutional Class shares of High-Yield Opportunities Fund, and approximately 99.98% of the outstanding shares of the Class A Shares of High-Yield Opportunities Fund.

        Management believes the following accounts held 5% or more of the outstanding shares of a Class as of February 6, 1997:

Class             Name and Address of Account       Share Amount      Percentage
------            ----------------------------     --------------    -----------
Delchester Fund   MLPF&S for the sole benefit       4,600,472           36.64%
A Class           of its customers
                  Attn: Fund Administration
                  4800 Deer Lake Drive East
                  3rd floor
                  Jacksonville, FL 32246-6484

                  National City Bank                  735,234            5.86%
                  FBO McKeesport Hospital
                  U/A DTD 1-31-91
                  Attn: Mutual Funds P10495003
                  P.O. Box 94777
                  Cleveland, OH  44101-4777

Delchester Fund   MLPF&S for the sole benefit       3,001,159           59.94%
B Class           of its customers
                  Attn: Fund Administration
                  4800 Deer Lake Drive East
                  3rd floor
                  Jacksonville, FL  32246-6484

Delchester Fund   MLPF&S for the sole benefit         164,133           15.43%
C Class           of its customers
                  Attn: Fund Administration
                  4800 Deer Lake Drive East
                  3rd floor
                  Jacksonville, FL  32246-6484

Class             Name and Address of Account       Share Amount      Percentage
------            ----------------------------     --------------    -----------
                  Donaldson Lufkin Jenrette          86,476            7.94%
                  Securities Corporation Inc.
                  P.O. Box 2052
                  Jersey City, NJ  07303-2052

                  Peggy Ann Keeling                  61,047            5.73%
                  7322 Nicaragua Circle
                  Buena Park, CA  90620-1238

Delchester Fund   Nationwide Life Insurance       2,094,123           22.34%
Institutional     Company
Class             c/o IPO Portfolio Accounting
                  P.O. Box 182029
                  Columbus, OH  43218-2029

                  Bear Stearns for the exclusive  2,037,940           21.74%
                  benefit of Raymond G. Perelman
                  Charitable Remainder Unitrust
                  One Metrotech Center North
                  Brooklyn, NY  11201-3857

                  Charles Schwab & Co. Inc.       1,275,841           13.61%
                  Attn: Mutual Fund Dept.
                  101 Montgomery Street
                  San Francisco, CA  94104-4122

                  RS DMC Employee Profit          1,112,072           11.86%
                      Sharing Plan
                  Delaware Management Co.
                  Employee Profit Sharing Trust
                  c/o Rick Seidel
                  1818 Market Street
                  Philadelphia, PA 19103-3682

                  Ogden Financial Services Inc.     632,864            6.75%
                  Attn: George Warren
                  3411 Silverside Road
                  103 Springer Building
                  Wilmington, DE  19810-4811

Class             Name and Address of Account       Share Amount      Percentage
------            ----------------------------     --------------    -----------
Strategic Income  Nancy C. Morris & Roland Morris    52,477            6.60%
Fund A Class      Estate of Theodore H. Morris
                  4200 Liberty Place
                  Philadelphia, PA  19116-1535

                  NFSC FEBO #BQD-943134              44,414            5.59%
                  NFSC/FMTC IRA
                  FBO Warren D. Wright
                  744 South Avenue
                  New Canaan, CT  06840-6736

                  DMTC Custodian for the IRA of      40,476            5.09%
                  Joanne S. Bagnell
                  905 Stony Lane
                  Gladwyne, PA  19035-1125

Strategic Income  Merrill Lynch Inc.                 45,677           10.18%
Fund B Class      Mutual Fund Operations
                  P.O. Box 41621
                  Jacksonville, FL  32202-1621

                  Gloria H. Edwards                  30,178            6.73%
                  223 Mineral Springs Road
                  Darlington, SC  29532-2153

                  Carew F. Rowell                    26,121            5.82%
                  1621 North Valencia
                  Albany, GA  31707-3732

                  NFSC FEBO # BNX-179221             23,590            5.26%
                  Loy B. Luekenga Farms Inc
                  Attn: Loy B. Luekenga
                  P.O. Box 67
                  Colony, OK 73201-0067

Class             Name and Address of Account       Share Amount      Percentage
------            ----------------------------     --------------    -----------
Strategic Income  Merrill Lynch Inc.                 32,738            29.12%
Fund C Class      Mutual Fund Operations
                  P.O. Box 41621
                  Jacksonville, FL  32202-1621

                  First Trust Corporation            29,969            26.67%
                  TRST Joseph Yanes
                  P.O.Box 173301
                  Denver, CO  80217-3301

                  Anna P. Tribou                     11,730            10.44%
                  4728 Gary Mikel Avenue
                  Metairie, LA  70002-1462

                  DMTC C/F the rollover IRA of       10,752             9.57%
                  Jennifer M. Reinecke
                  Reinhard Reinecke - conservator
                  P.O. Box 7048
                  Laguna Niguel, CA  92607-7048

Strategic Income  Chicago Trust Company             556,650            99.99%
Fund              FBO Lincoln National Corp.
Institutional     Employee Retirement Trust
Class             1000 N. Water Street TR 14
                  Milwaukee, WI  53202-3197


High-Yield        Wayne A. Stork                    897,666            92.41%
Opportunities     5727 Twin Silo Road
Fund A Class      Doylestown, PA  18901-9507

                  DMTC Custodian for                 73,461             7.56%
                  Richard G. Unruh, Jr.
                  164 Rose Lane
                  Haverford, PA  19041-1618

High-Yield        Chicago Trust Company             545,454            99.99%
Opportunities     FBO Lincoln National Corp.
Fund              Employee Retirement Plan
Institutional     c/o Marshall & Isley Trust Co.
Class             P.O. Box 2977
                  Milwaukee, WI  53201-2977

         The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Income Funds, Inc. and, in its capacity as such, audits the financial statements contained in Income Funds, Inc.'s Annual Report. Delchester Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements for the fiscal year ended July 31, 1996, as well as the report of Ernst & Young LLP, independent auditors, are included in Delchester Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial information for the period September 30, 1996 (date of initial public offering) through January 31, 1997 for Strategic Income Fund follows.


 Delaware Group Income Funds, Inc. -
 Strategic Income Fund
 Statement of Net Assets
 January 31, 1997
 (Unaudited)                                                                                                            Market
                                                                                                Principal                Value
                                                                                                 Amount                (U.S. $)
 CORPORATE BONDS - 46.34%
 Aerospace & Defense - 0.75%
 Lockheed notes                                                     6.75%      03/15/03 . . . . . . 100,000          $      100,000
                                                                                                                    ----------------
                                                                                                                            100,000
                                                                                                                    ----------------

 Automobile & Auto Equipment - 3.16%
*CSK Auto sr sub notes                                             11.00%      11/01/06 . . . . . . 150,000                 157,688
*Delco Remy International sr sub notes                             10.625%     08/01/06 . . . . . . 100,000                 106,500
*Motors & Gears sr notes                                           10.75%      11/15/06 . . . . . . 100,000                 102,750
 Speedy Muffler King notes                                         10.875%     10/01/06 . . . . . . .50,000                  52,625
                                                                                                                    ----------------
                                                                                                                            419,563
                                                                                                                    ----------------

 Banking, Finance & Insurance - 7.98%
 Aetna Industries sr notes                                         11.875%     10/01/06 . . . . . . 100,000                 107,750
 CNA Financial notes                                                6.25%      11/15/03 . . . . . . 160,000                 154,600
 Credit Foncier de France sr unsub seasoned                         8.00%      01/14/02 . . . . . . 200,000                 209,500
*Imperial Credit Industries sr notes                                9.875%     01/15/07 . . . . . . 200,000                 205,500
 Key Bank of Washington sub notes series BKN1                       7.125%     08/15/06 . . . . . . 125,000                 124,688
 Lehman Brothers Holdings notes                                     7.25%      10/15/03 . . . . . . 100,000                 100,250
 U.S. Bancorp sub notes                                             8.125%     05/15/02 . . . . . . 150,000                 159,000
                                                                                                                    ----------------
                                                                                                                          1,061,288
                                                                                                                    ----------------

 Building & Materials - 1.16%
*Clarks Material sr notes                                          10.75%      11/15/06 . . . . . . 100,000                 105,125
 Ford Motor Credit debs                                             7.50%      08/01/26 . . . . . . .50,000                  49,375
                                                                                                                    ----------------
                                                                                                                            154,500
                                                                                                                    ----------------

 Cable, Media & Publishing - 3.70%
 Adelphia Communications sr notes                                  12.50%      05/15/02 . . . . . . 200,000                 205,500
 Cablevision Industries sr sub notes                               10.75%      04/01/04 . . . . . . .35,000                  36,400
*Katz Media sr sub notes                                           10.50%      01/15/07 . . . . . . .50,000                  51,063
 News America Holdings debs                                         8.875%     04/26/23 . . . . . . .90,000                  95,625
 Time Warner notes                                                  8.180%     08/15/07 . . . . . . 100,000                 103,250
                                                                                                                    ----------------
                                                                                                                            491,838
                                                                                                                    ----------------

 Chemicals - 2.79%
*Astor sr sub notes                                                10.50%      10/15/06 . . . . . . .50,000                  52,250
 NL Industries sr notes                                            11.75%      10/15/03 . . . . . . 150,000                 158,438
 Sterling Chemicals sr sub notes                                   11.75%      08/15/06 . . . . . . 150,000                 159,938
                                                                                                                    ----------------
                                                                                                                            370,626
                                                                                                                    ----------------

 Computer & Technology - 0.41%
 Unisys sr notes                                                   11.75%      10/15/04 . . . . . . .50,000                  53,875
                                                                                                                    ----------------
                                                                                                                             53,875
                                                                                                                    ----------------

 Consumer Products - 1.75%
*Pen-Tab Industries sr sub notes                                   10.875%     02/01/07 . . . . . . 125,000                 127,031
*Shop Vac sr notes                                                 10.625%     09/01/03 . . . . . . 100,000                 106,125
                                                                                                                    ----------------
                                                                                                                            233,156

 Energy - 1.54%
 Clark USA sr notes series B                                       10.875%     12/01/05 . . . . . . 200,000                 204,750
                                                                                                                    ----------------
                                                                                                                            204,750
                                                                                                                    ----------------

 Environmental Services - 3.08%
*Loomis Fargo & Co sr sub notes                                    10.00%      01/15/04 . . . . . . 200,000                 205,000
*Petro Stopping Centers sr notes                                   10.50%      02/01/07 . . . . . . 200,000                 204,500
                                                                                                                    ----------------
                                                                                                                            409,500
                                                                                                                    ----------------

 Food, Beverage & Tobacco - 3.30%
*CFP Holdings sr notes                                             11.625%     01/15/04 . . . . . . 175,000                 180,250
*Core-Mark International sr sub notes                              11.375%     09/15/03 . . . . . . 250,000                 257,813
                                                                                                                    ----------------
                                                                                                                            438,063
                                                                                                                    ----------------

 Industrial Machinery - 1.11%
 Goss Graphics System sr sub notes                                 12.00%      10/15/06 . . . . . . .50,000                  52,438
 IMO Industries sr sub notes                                       11.75%      05/01/06 . . . . . . 100,000                  95,250
                                                                                                                    ----------------
                                                                                                                            147,688
                                                                                                                    ----------------

 Leisure, Lodging & Entertainmt - 1.09%
 Trump Atlantic City 1st mtg notes                                 11.25%      05/01/06 . . . . . . 150,000                 145,313
                                                                                                                    ----------------
                                                                                                                            145,313
                                                                                                                    ----------------

 Metals & Mining - 1.75%
 Commonwealth Aluminum sr sub notes                                10.75%      10/01/06 . . . . . . .75,000                  77,813
 Weirton Steel sr notes                                            11.375%     07/01/04 . . . . . . 150,000                 155,438
                                                                                                                    ----------------
                                                                                                                            233,251
                                                                                                                    ----------------

 Packaging & Containers - 1.97%
 Four M Corp sr notes series B                                     12.00%      06/01/04 . . . . . . 100,000                 105,500
 Portola Packaging sr notes                                        10.75%      10/01/05 . . . . . . 150,000                 156,188
                                                                                                                    ----------------
                                                                                                                            261,688
                                                                                                                    ----------------

 Retail - 3.50%
 Finlay Fine Jewelry sr notes                                      10.625%     05/01/03 . . . . . . .50,000                  53,125
 Fleming Companies sr notes                                        10.625%     12/15/01 . . . . . . 300,000                 311,250
 Grand Union sr notes                                              12.00%      09/01/04 . . . . . . 100,000                 101,500
                                                                                                                    ----------------
                                                                                                                            465,875
                                                                                                                    ----------------

 Telecommunications - 0.28%
 Lenfest Communication sr sub notes                                10.50%      06/15/06 . . . . . . .35,000                  37,100
                                                                                                                   ----------------
                                                                                                                             37,100
                                                                                                                    ----------------

 Textiles & Furniture - 0.40%
 Clark-Schwebel sr notes series B                                  10.50%      04/15/06 . . . . . . .50,000                  53,063
                                                                                                                    ----------------
                                                                                                                             53,063
                                                                                                                    ----------------

 Transportation & Shipping - 2.16%
*Atlantic Express                                                  10.75%      02/01/04 . . . . . . 125,000                 128,750
 Ameriking sr notes                                                10.75%      12/01/06 . . . . . . .50,000                  52,188
 Blue Bird Body sr sub notes                                       10.75%      11/15/06 . . . . . . 100,000                 105,750
                                                                                                                    ----------------
                                                                                                                            286,688
                                                                                                                    ----------------

 Miscellaneous - 4.46%
*Atrium sr sub notes                                               10.50%      11/15/06 . . . . . . 150,000                 155,063
*Hawk sr notes                                                     10.25%      12/01/03 . . . . . . 225,000                 229,781
*LDM Technologies sr sub notes                                     10.75%      01/15/07 . . . . . . 200,000                 207,500
                                                                                                                    ----------------
                                                                                                                            592,344
                                                                                                                    ----------------
 Total Corporate Bonds (cost $6,071,461)                                                                                  6,160,169
                                                                                                                    ----------------

 FOREIGN BONDS - 25.94%
 Australia - 3.64%
 Australian Government                                             13.00%      07/15/00 . . . . . . 200,000                 182,297
 Bank of Austria                                                   10.875%     11/17/04 . . . . . . 150,000                 134,149
 Commerzbank                                                       10.50%      01/19/00 . . . . . . 200,000                 167,424
                                                                                                                    ----------------
                                                                                                                            483,870
                                                                                                                    ----------------

 Canada - 3.63%
 Electric Power Development                                        10.375%     09/27/01 . . . . . . 200,000                 174,179
 General Electric Capital of Canada                                 7.125%     02/12/04 . . . . . . .80,000                  61,213
 InterAmerica Development Bank Notes                                7.250%     11/03/03 . . . . . . 100,000                  77,305
 Kansai International Airport                                       8.00%      07/02/03 . . . . . . .80,000                  64,070
 Kingdom of Norway                                                  8.375%     01/27/03 . . . . . . 130,000                 105,982
                                                                                                                   ----------------
                                                                                                                            482,749
                                                                                                                    ----------------

 Greece - 1.96%
 European Investment Bank                                          17.50%      03/08/99 . . . . .30,000,000                 132,303
 International Finance                                             15.25%      05/11/99 . . . . .30,000,000                 127,942
                                                                                                                    ----------------
                                                                                                                            260,245
                                                                                                                    ----------------

 Italy - 0.75%
 Italian Government                                                10.50%      01/01/03 . . . . 130,000,000                  99,992
                                                                                                                    ----------------
                                                                                                                             99,992
                                                                                                                    ----------------

 New Zealand - 1.07%
 New Zealand Government                                             8.00%      02/15/01 . . . . . . 100,000                  70,769
 New Zealand Government                                             8.00%      11/15/06 . . . . . . 100,000                  71,802
                                                                                                                    ----------------
                                                                                                                            142,571
                                                                                                                    ----------------

 South Africa - 4.75%
 Electric Supply Communication                                     11.00%      06/01/08 . . . . . 1,800,000                 302,789
 Republic of South Africa                                          12.50%      01/15/02 . . . . . 1,650,000                 329,078
                                                                                                                    ----------------
                                                                                                                            631,867
                                                                                                                    ----------------

 Spain - 2.71%
 European Investment Bank                                           8.90%      02/01/01 . . . . .23,000,000                 183,138
 Spanish Government                                                11.30%      01/15/02 . . . . .20,000,000                 176,891
                                                                                                                    ----------------
                                                                                                                            360,029
                                                                                                                    ----------------

 Sweden - 1.88%
 Swedish Government                                                10.25%      05/05/03 . . . . . 1,500,000                 249,775
                                                                                                                    ----------------
                                                                                                                            249,775
                                                                                                                    ----------------

 United Kingdom - 5.55%
 Abbey National Treasury                                            8.00%      04/02/03 . . . . . . .80,000                 130,026
 Anglian Water                                                     12.00%      01/07/14 . . . . . . .60,000                 126,403
 Blue Circle                                                       10.75%      11/29/13 . . . . . . .40,000                  76,022
 Glaxo Wellcome                                                     8.75%      12/01/05 . . . . . . .60,000                 100,582
 J. Sainsbury                                                       8.25%      12/22/00 . . . . . . .30,000                  49,300
 John Lewis                                                        10.50%      01/23/14 . . . . . . .40,000                  75,221
 Nippon Telegraph & Telephone                                      10.88%      05/10/01 . . . . . . .30,000                  53,744
 Pearson                                                           10.50%      06/13/08 . . . . . . .40,000                  72,979
 Thames Water Utilities                                            10.50%      11/21/01 . . . . . . .30,000                  53,533
                                                                                                                    ----------------
                                                                                                                            737,810
                                                                                                                    ----------------
 Total Foreign Bonds (cost $3,497,049)                                                                                    3,448,908
                                                                                                                    ----------------

 AGENCY MORTGAGE-BACKED SECURITIES - 4.06%
 Federal Home Loan Mortgage Corporation-Gold                        7.00%      06/01/11 . . . . . . .97,146                  97,328
 FNCL                                                               7.00%      07/01/26 . . . . . . .49,883                  48,917
 Federal National Mortgage Association                              6.50%      06/01/11 . . . . . . 100,626                  98,991
 Federal National Mortgage Association                              6.50%      10/01/11 . . . . . . .75,271                  74,048
 Federal National Mortgage Association                              7.00%      02/01/26 . . . . . . .52,761                  51,771
 Federal National Mortgage Association                              6.50%      03/01/26 . . . . . . .98,599                  94,347
 Federal National Mortgage Association                              7.00%      12/01/26 . . . . . . .75,634                  74,121
                                                                                                                    ----------------
 Total Agency Mortgage-Backed Securities (cost $540,879)                                                                    539,523
                                                                                                                    ----------------

 ASSET- BACKED SECURITIES - 1.50%
 Green Tree Home Improvement Loan Trust 96-F HEA3                   6.90%      01/15/28 . . . . . . 100,000                  99,688
 UCFC Home Equity Loan 96-D1 A3                                     6.541%     11/15/13 . . . . . . 100,000                  99,688
                                                                                                                    ----------------
 Total Asset-Backed Securites (cost $199,984)                                                                               199,376
                                                                                                                    ----------------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 3.76%
 Asset Securization 96-D3 A1B                                       7.21%      10/13/26 . . . . . . 100,000                 101,438
 Federal Home Loan Mortgage Corporation                             6.15%      01/15/17 . . . . . . 100,000                  99,711
 Mortgage Capital Funding 96-MC2 A1                                 6.758%     12/21/26 . . . . . . 199,434                 198,655
 Norwest Asset Securities 97-1 A8                                   7.25%      02/25/12 . . . . . . 100,000                 100,563
                                                                                                                    ----------------
 Total Collateralized Mortgage Obligations (cost $503,381)                                                                  500,367
                                                                                                                    ----------------

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS - 1.76%
 Government National Mortgage Association I                        10.00%      07/15/17 . . . . . . .73,621                  81,443
 Government National Mortgage Association                           9.50%      09/15/17 . . . . . . .91,375                  99,485
 Government National Mortgage Association I                         9.00%      12/15/19 . . . . . . .49,294                  52,790
                                                                                                                    ----------------
 Total Government National Mortgage Association Obligations (cost $232,379)                                                 233,718
                                                                                                                    ----------------

 U.S. TREASURY OBLIGATIONS - 6.34%
 U.S. Treasury Note                                                 6.75%      04/30/00 . . . . . . 380,000                 386,783
 U.S. Treasury Note                                                 6.375%     08/15/02 . . . . . . 140,000                 140,609
 U.S. Treasury Note                                                 7.50%      02/15/05 . . . . . . 165,000                 175,511
 U.S. Treasury Note                                                 7.00%      07/15/06 . . . . . . 135,000                 139,414
                                                                                                                    ----------------
 Total U.S. Treasury Obligations (cost $846,604)                                                                            842,317
                                                                                                                    ----------------

  COMMON STOCK - 0.96%
  Real Estate - 0.96%
**Kilroy Realty                                                                    . . . . . . . . . . 5,000                 128,125
                                                                                                                    ----------------
  Total Common Stock (cost $115,000)                                                                                         128,125
                                                                                                                    ----------------

  PREFERRED STOCKS - 4.92%
  Cable, Media & Publishing - 4.92%
* American Radio Systems                                            11.375%     01/15/09 . . . . . . . 2,500                 251,875
* Chancellor Radio Broadcast                                        12.00%      01/15/09 . . . . . . . 2,000                 201,500
  Pegasus Communications Unit pik                                   12.75%      01/01/07 . . . . . . . 2,000                 200,000
                                                                                                                    ----------------
  Total Preferred Stocks (cost $650,469)                                                                                     653,375
                                                                                                                    ----------------

  TOTAL MARKET VALUE OF SECURITIES - 95.58%
      (cost $12,657,206)                                                                                                  12,705,878
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 4.42%                                                                    587,334
                                                                                                                    ----------------
  NET ASSETS APPLICABLE TO 2,373,649 SHARES ($.01 PAR
       VALUE) OUTSTANDING - 100.00%                                                                                   $   13,293,212
                                                                                                                    ================

  NET ASSET VALUE - STRATEGIC INCOME FUND A CLASS
     ($6,044,321 / 1,079,184 shares)                                                                                  $         5.60
                                                                                                                     ===============
  NET ASSET VALUE - STRATEGIC INCOME FUND B CLASS
     ($3,504,149 / 625,485 shares)                                                                                    $         5.60
                                                                                                                     ===============
  NET ASSET VALUE - STRATEGIC INCOME FUND C CLASS
     ($628,094 / 112,329 shares)                                                                                      $         5.59
                                                                                                                     ===============
  NET ASSET VALUE - STRATEGIC INCOME FUND INSTITUTIONAL CLASS
     ($3,116,648 / 556,651 shares)                                                                                    $         5.60
                                                                                                                     ===============

  COMPONENTS OF NET ASSETS AT  January 31, 1997:
  Common stock, $.01 par value,  shares
    authorized  to the Fund with shares  allocated  to  Strategic  Income Fund A
    Class shares  allocated to Strategic Income Fund B Class shares allocated to
    Strategic Income Fund C Class, and
    shares allocated to Strategic Income Fund
    Institutional Class                                                                                                $  13,208,945
  Accumulated undistributed:
    Net investment income                                                                                                     10,516
    Net realized gain on investments                                                                                          30,580
    Net unrealized appreciation of investments and foreign currencies                                                         44,202
                                                                                                                     ===============
  Total net assets                                                                                                     $  13,294,243
                                                                                                                     ===============

-------------
* These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**     Non-income producing security for the period ended January 31, 1997.

       Summary of Abbreviations:
       debs - debentures
       mtg - mortgage
       pik - pay-in-kind
       sec - secured
       sr - senior
       sub - subordinated



                             See accompanying notes

Delaware Group Income Funds, Inc. -
Strategic Income Fund
Statement of Assets and Liabilities
For the Period Ended January 31, 1997
(Unaudited)



ASSETS:
Investments at market                            $12,705,878
Subscriptions receivable                             457,785
Interest receivable                                  287,867
Cash and foreign currencies                          268,331
                                                 -----------

        Total assets                              13,719,861
                                                 -----------
LIABILITIES:
Payable for securities purchased                     354,938
Liquidations payable                                  16,256
Other accounts payable and
        accrued expenses                              55,455
                                                 -----------
        Total liabilities                            426,649
                                                 -----------
TOTAL NET ASSETS                                $ 13,293,212
                                                ============




                             See accompanying notes

Delaware Group Income Funds, Inc. -
Strategic Income Fund
Statement of Operations
For the period ended January 31, 1997
(Unaudited)


INVESTMENT INCOME:
Interest                                                 $   242,356              $   242,356
                                                         -----------              -----------

EXPENSES:
Management fees                                               17,368
Registration fees                                             17,025
Distribution expense                                          10,139
Custodian fees                                                 7,360
Dividend disbursing and
    transfer agent fees and expenses                           7,002
Professional fees                                              5,994
Reports and statements to
    shareholders                                               3,198
Directors' fees                                                  989
Taxes (other than taxes on income)                               724
Accounting fees                                                  680
Other                                                          3,604
                                                           ---------
                                                              74,083
Less expenses absorbed by
    Delaware Management Company                               44,298                   29,785
                                                          ----------               ----------

NET INVESTMENT INCOME                                                                 212,571
                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS:
Net realized gain (loss) on:
    Investment transactions                                                            30,580
    Foreign currency                                                                   (1,031)
                                                                                    ---------
    Net realized gain                                                                  29,549
    Net unrealized appreciation of
     investment and foreign currencies                                                 44,202
                                                                                    ---------

NET REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                         74,782
                                                                                    ---------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                      $  286,322
                                                                                   ==========

                             See accompanying notes

Delaware Group Income Funds, Inc. -
Strategic Income Fund
Statement of Changes in Net Assets
For the period ended January 31, 1997
(Unaudited)

OPERATIONS:
Net investment income                                            $212,571
Net realized gain on investments and
    foreign currencies                                             29,549
Net unrealized appreciation of investments
    and foreign currencies                                         44,202
                                                               ----------
Net increase in net assets resulting
    from operations                                               286,322
                                                               ----------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM NET INVESTMENT INCOME:
    Strategic Income Fund A Class                                (84,087)
    Strategic Income Fund B Class                                (41,933)
    Strategic Income Fund C Class                                 (6,775)
    Strategic Income Fund Institutional Class                    (69,260)
                                                               ----------
                                                                (202,055)
                                                               ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
    Strategic Income Fund A Class                               6,326,780
    Strategic Income Fund B Class                               3,664,406
    Strategic Income Fund C Class                                660,1125
    Strategic Income Fund Institutional Class                   3,000,166
Net asset value of shares issued upon
    reinvestment of dividends from net
    investment income:
    Strategic Income Fund A Class                                  57,964
    Strategic Income Fund B Class                                  24,767
    Strategic Income Fund C Class                                   4,208
    Strategic Income Fund Institutional Class                      62,769
                                                               ----------
                                                               13,801,185
                                                               ----------
Cost of shares repurchased:
    Strategic Income Fund A Class                               (358,363)
    Strategic Income Fund B Class                               (193,877)
    Strategic Income Fund C Class                                (40,000)
    Strategic Income Fund Institutional Class                           -
                                                               ----------
                                                                (592,240)
                                                               ----------
Increase in net assets derived from
    capital share transactions                                 13,208,945
                                                               ----------
NET INCREASE IN NET ASSETS                                     13,293,212
                                                               ----------

NET ASSETS:
Beginning of period                                                     -
End of period (including undistributed
    net investment income of $10,516)                         $13,293,212
                                                              ===========



                             See accompanying notes

Delaware Group Income Funds, Inc. -
Strategic Income Fund
Notes to Financial Statements
For the period ended January 31, 1997
(Unaudited)

Delaware Group Income Funds, Inc. - Strategic Income Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland corporation. The Fund offers four classes of shares.

The objective of the Fund is to seek to provide investors with high current income and total return.

1.  Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes-The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

Repurchase Agreements-The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting-Expenses directly attributable to a class are charged to that class. Other common expenses are prorated between all classes of the Fund.

Foreign Currencies-The value of all assets and liabilities denominated in foreign currencies are translated into the U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 pm EST. Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities. Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, gain or loss on currency held, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign witholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in exchange rates.

Other-Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain fund expenses are paid directly by brokers. The amount of these expenses was less than 0.01% of the Fund's average net assets.

2.  Investment Management and Distribution Agreements
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% of average daily net assets of the fund. DMC has entered into a sub-advisory agreement with Delaware International Advisors Ltd. (DIAL) with respect to the management of the investment in Foreign Securities. DIAL will receive a fee equal to one third of the investment management fees and other expenses. At January 31, 1997, the Fund had a liability for Investment Management fees and other expenses payable to DMC of $3,096.

DMC has elected voluntarily to waive that portion, if any, of the annual management fees payable for the Fund to the extent necessary to ensure that the annual operating expenses exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses do not exceed 0.75% for each class through May 31, 1997. Total expenses absorbed by DMC were $44,298.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors L.P.
(DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and C Class. No distribution expenses are paid by the Institutional Class. At January 31, 1997, the Fund had a liability for distribution fees and other expenses payable to DDLP of $67,678. For the period ended January 31, 1997, the Fund paid DDLP $1,992 for commissions earned on sales of Strategic Income Fund A Class shares.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent for the Fund. For the period ended January 31, 1997, the amount expensed for these services was $7,002. The Fund also engaged DSC to provide accounting services for the fund. For the period ended January 31, 1997 the Fund has expensed $680 for these services. At January 31, 1997, the Fund had a liability for these and other expenses payable to DSC for $7,933.

3.   Investments
During the period ended January 31, 1997, the Fund mad purchases of $18,591,250 and sales of $4,209,169 of investment securities other than direct U.S. government securities and temporary cash investments.

At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $30,580.

At January 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $48,673 of which $161,488 related to unrealized appreciation of securities and $112,815 related to unrealized depreciation of securities.

4.   Capital Stock
Transactions in capital stock shares were as follows:

                                                                       10/2/96*
                                                                           to
                                                                        1/31/97
                                                                      ----------
Shares sold:
    Strategic Income Fund A Class                                     1,132,914
    Strategic Income Fund B Class                                       655,731
    Strategic Income Fund C Class                                       118,731
    Strategic Income Fund Institutional Class                           545,455
Shares issued upon reinvestment of dividends from net
    investment income:
    Strategic Income Fund A Class                                        10,344
    Strategic Income Fund B Class                                         4,419
    Strategic Income Fund C Class                                           751
    Strategic Income Fund Institutional Class                            11,196
                                                                     ----------
                                                                      2,479,541

Shares repurchased:
    Strategic Income Fund A Class                                       (64,074)
    Strategic Income Fund B Class                                       (34,665)
    Strategic Income Fund C Class                                        (7,153)
    Strategic Income Fund Institutional Class                                 -
                                                                     ----------
                                                                       (105,892)
                                                                     ----------
Net increase                                                          2,373,649
                                                                      ==========
-----------
* Date of Initial Public offering.

5.  Concentration of Credit Risk
The Fund invests in high-yield fixed income securities which carry ratings of BB or lower by Standard & Poors and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities that are exempt from registration under rule 144A have been denoted in the Statement of Net Assets. Of these securities, none have been determined to be illiquid.

6.   Financial Highlights
Selected data for each share of the fund outstanding throughout each period were as follows:

                                                                                                                Strategic Income
                                              Strategic Income      Strategic Income      Strategic Income            Fund
                                                    Fund                  Fund                  Fund              Institutional
                                                   A Class               B Class               C Class                Class
                                              ----------------      ----------------      ----------------      -----------------
                                                  9/30/96(1)            9/30/96(1)            9/30/96(1)            9/30/96(1)
                                                     to                    to                    to                    to
                                                   1/31/97               1/31/97               1/31/97               1/31/97
                                                  ---------             ---------              --------              --------
Net asset value, beginning of period                $5.5000               $5.5000               $5.5000               $5.5000
Income form investment operations:
   Net investment income                             0.1129                0.1045                0.1045                0.1202
   Net realized and unrealized gain
     (loss) from security transactions               0.0971                0.0960                0.0860                0.0938
                                                     ------                ------                ------                ------
   Total from investment operations                  0.2100                0.2005                0.1905                0.2140

Less distributions:
   Dividends from net investment income              0.1100                0.1005                0.1005                0.1140
   Distributions from net realized gain
     on security transactions                          none                  none                  none                  none
                                                     ------                ------                ------                ------
     Total distributions                             0.1100                0.1005                0.1005                0.1140
Net asset value, end of period                      $5.6000               $5.6000               $5.5900               $5.6000
                                                    =======               =======               =======               =======

Total return(2)                                        3.83%                 3.65%                 3.66%                 3.91%

Ratios/supplemental data:
   Net asset, end of period
     (000 omitted)                                   $6,044                $3,504                $  628                $3,117
   Ratio of expenses to average
     net assets                                        1.00%                 1.75%                 1.75%                 0.75%
   Ratio of expenses to average net
     assets prior to expense limitation                2.59%                 3.34%                 3.34%                 2.34%
   Ratio of net investment income to
     average net assets                                8.22%                 7.56%                 7.28%                 7.00%
   Ratio or Net Investment Income to
     Average Net Assets prior to expense
     limitation                                        6.63%                 5.97%                 5.69%                 5.41%
   Portfolio turnover                                   140%                  140%                  140%                  140%


-------
(1) Date of initial public offering. Ratios have been annualized and total return has not been annualized.
(2) Does not include maximum sales charge of 4.75% for A Class nor the limited contingent deferred sales charge which varies from 1%-4% for B Class and 1% for C Class depending upon the holding period.

                                     PART C

                                Other Information

Item 24. Financial Statements and Exhibits

       (a) Financial Statements:

           Part A  -   Financial Highlights for Delchester Fund

          *Part B  -   Statement of Net Assets
                       Statement of Operations
                       Statement of Changes in Net Assets
                       Notes to Financial Statements
                       Accountant's Report

           * The financial statements and Accountant's Report listed above relating to Delchester Fund are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended July 31, 1996. Strategic Income Fund commenced operations on October 1, 1996. High-Yield Opportunities Fund commenced operations on December 27, 1996. In addition, unaudited financial statements for Strategic Income Fund for the period ended January 31, 1997 are included in Part B.

       (b) Exhibits:

           (1) Articles of Incorporation.

               (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

               (b) Executed Articles Supplementary (November 28, 1995)
                   incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

               (c) Executed Articles of Amendment (September 24, 1996)
                   incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

               (d) Executed Articles Supplementary (September 24, 1996)
                   incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

PART C -Other Information
(Continued)

               (e) Executed Articles Supplementary (December 27, 1996) attached as Exhibit.

           (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

           (3) Voting Trust Agreement. Inapplicable.

           (4) Copies of All Instruments Defining the Rights of Holders.

               (a) Articles of Incorporation, Articles of Amendment and Articles
                   Supplementary.

                     (i) Article Second of Articles Supplementary (June 1, 1992
                         and April 29, 1995), Article Fifth of Articles of Incorporation (March 4, 1983) and Article Tenth of Articles of Amendment (May 2, 1985) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                    (ii) Article Third of Articles Supplementary (November 28,
                         1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                   (iii) Article Fourth of Articles Supplementary (September,
                         24, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                    (iv) Article Fourth of Articles Supplementary (December 27,
                         1996) attached in Exhibit 24(b)(i)(e).

               (b) By-Laws. Article II, Article III, as amended, and Article
                   XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

PART C -Other Information
(Continued)

           (5) Investment Management Agreements.

               (a) Executed Investment Management Agreement (April 3, 1995)
                   between Delaware Management Company, Inc. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

               (b) Executed Investment Management Agreement (September 30, 1996)
                   between Delaware Management Company, Inc. and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

               (c) Executed Sub-Advisory Agreement (September 30, 1996) between
                   Delaware Management Company, Inc. and Delaware International Advisers Ltd. with respect to Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

               (d) Proposed Investment Management Agreement (December 27, 1996)
                   between Delaware Management Company, Inc. and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

           (6) (a) Distribution Agreements.

                     (i) Executed Distribution Agreement (April 3, 1995) between
                         Delaware Distributors, L.P. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                    (ii) Executed Amendment No. 1 to Distribution Agreement
                         (November 29, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                   (iii) Executed Distribution Agreement (September 30, 1996)
                         between Delaware Distributors, L.P. and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

PART C -Other Information
(Continued)

                    (iv) Proposed Distribution Agreement (1996) between Delaware
                         Distributors, L.P. and the Registrant on behalf of High-Yield Opportunities Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

               (b) Administration and Service Agreement. Form of Administration
                   and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

               (c) Dealer's Agreement. Dealer's Agreement (as amended November
                   1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

               (d) Mutual Fund Agreement for the Delaware Group of Funds (as
                   amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

           (7) Bonus, Profit Sharing, Pension Contracts.

               (a) Amended and Restated Profit Sharing Plan (November 17, 1994)
                   incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

               (b) Amendment to Profit Sharing Plan (December 21, 1995)
                   incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

           (8) Custodian Agreements.

               (a) Executed Custodian Agreement (May 1, 1996) between The Chase
                   Manhattan Bank and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

               (b) Proposed Securities Lending Agreement (1996) between The
                   Chase Manhattan Bank and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C -Other Information
(Continued)

               (c) Proposed Custodian Agreement (1996) between Bankers Trust
                   Company and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

               (d) Proposed Securities Lending Agreement (1996) between Bankers
                   Trust Company and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

               (e) Proposed Custodian Agreement (1996) between The Chase
                   Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

               (f) Proposed Securities Lending Agreement (1996) between The
                   Chase Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

           (9) Other Material Contracts.

               (a) Executed Amended and Restated Shareholders Services Agreement (December 27, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of Delchester Fund and Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

               (b) Executed Delaware Group of Funds Fund Accounting Agreement
                   between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996.

                     (i) Executed Amendment No. 1 (September 30, 1996) to
                         Schedule A to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17,
                         1996.

                    (ii) Executed Amendment No. 2 (November 29, 1996) to
                         Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                   (iii) Executed Amendment No. 3 (December 27, 1996) to
                         Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                   (iv) Executed Amendment No. 4 (February 24, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

PART C -Other Information
(Continued)

           (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on September 20, 1996.

           (11)    Consent of Auditors. Attached as Exhibit.

           (12-13) Inapplicable.

           (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 49 filed September 28, 1993 and Post-Effective Amendment No. 52 filed November 22, 1995.

           **(15)  Plans under Rule 12b-1.

                   (a) Plan under Rule 12b-1 for Delchester Fund A Class
                       (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                   (b) Plan under Rule 12b-1 for Delchester Fund B Class
                       (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                   (c) Plan under Rule 12b-1 for Delchester Fund C Class
                       (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                   (d) Plan under Rule 12b-1 for Strategic Income Fund A Class
                       (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (e) Plan under Rule 12b-1 for Strategic Income Fund B Class
                       (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (f) Plan under Rule 12b-1 for Strategic Income Fund C Class
                       (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.


** Relates to the A, B and C Classes of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund.

PART C -Other Information
(Continued)

                   (g) Proposed Plan under Rule 12b-1 for High-Yield
                       Opportunities Fund A Class (1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (h) Proposed Plan under Rule 12b-1 for High-Yield
                       Opportunities Fund B Class (1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (i) Proposed Plan under Rule 12b-1 for High-Yield
                       Opportunities Fund C Class (1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

           (16)    Schedules of Computation for each Performance Quotation.

                   (a) Incorporated into this filing by reference to
                       Post-Effective Amendment No. 52 filed November 22, 1995 and Post-Effective Amendment No. 54 filed September 27, 1996.

                   (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.

           (17)    Financial Data Schedules.

                   (a) Incorporated into this filing by reference to
                       Post-Effective Amendment No. 54 filed September 27, 1996.

                   (b) Financial Data Schedules for the period ended January 31,
                       1997 for the Strategic Income Fund attached as Exhibit.

           ***(18) Plan under Rule 18f-3.

                   (a) Plan under Rule 18f-3 (November 29, 1995)
                       (Module)incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (b) Amended Appendix A (September 30, 1996) to Plan under
                       Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

           (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

***Relates to Strategic Income Fund.

PART C -Other Information
(Continued)

Item 25. Persons Controlled by or under Common Control with Registrant.  None.

Item 26. Number of Holders of Securities.

               (1)                                      (2)
                                                   Number of
       Title of Class                              Record Holders
       ----------------                            ----------------
       Delaware Group Income Funds, Inc.
       Delchester Fund series:

       Delchester Fund A Class
       Common Stock Par Value                      45,394 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Delchester Fund B Class
       Common Stock Par Value                      8,478 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Delchester Fund C Class
       Common Stock Par Value                      432 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Delchester Fund Institutional Class
       Common Stock Par Value                      51 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Delaware Group Income Funds, Inc.
       Strategic Income Fund series:

       Strategic Income Fund A Class
       Common Stock Par Value                      224 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Strategic Income Fund B Class
       Common Stock Par Value                      162 Accounts as of
       $1.00 Per Share                             January 31, 1997

PART C -Other Information
Continued)

       Number of
       Title of Class                              Record Holders
       ----------------                            ----------------

       Strategic Income Fund C Class
       Common Stock Par Value                      25 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Strategic Income Fund Institutional Class
       Common Stock Par Value                      8 Accounts as of
       $1.00 Per Share                             January 31, 1997

       Delaware Group Income Funds, Inc.
       High-Yield Opportunities Fund series:

       High-Yield Opportunities Fund A Class
       Common Stock Par Value                      4 Accounts as of
       $1.00 Per Share                             January 31, 1997

       High-Yield Opportunities Fund B Class
       Common Stock Par Value                      0 Accounts as of
       $1.00 Per Share                             January 31, 1997

       High-Yield Opportunities Fund C Class
       Common Stock Par Value                      0 Accounts as of
       $1.00 Per Share                             January 31, 1997

       High-Yield Opportunities Fund
       Institutional Class
       Common Stock Par Value                      2 Accounts as of
       $1.00 Per Share                             January 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 30 filed July 28, 1983 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

Item 28. Business and Other Connections of Investment Adviser.

       Delaware Management Company, Inc. (the "Manager"), also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Trend Fund, Inc., Delaware Equity Group Funds I, Inc., Delaware Equity Group Funds II, Inc., Delaware Equity Group Funds IV, Inc., Delaware Group Equity Group Funds V, Inc., Delaware Group

PART C -Other Information
(Continued)




Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Adviser Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds, and to certain other investment companies. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

       The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------
Wayne A. Stork        Chairman of the Board, President, Chief Executive
                      Officer, Chief Investment Officer and Director of Delaware
                      Management Company, Inc.; President, Chief Executive
                      Officer, Chairman of the Board and Director of the Registrant and, with the exception of Delaware Pooled
                      Trust, Inc., each of the other funds in the Delaware
                      Group, Delaware Management Holdings, Inc., DMH Corp.,
                      Delaware International Holdings Ltd. and Founders
                      Holdings, Inc.; Chairman of the Board and Director of
                      Delaware Pooled Trust, Inc., Delaware Distributors, Inc.
                      and Delaware Capital Management, Inc.; Chairman, Chief
                      Executive Officer and Director of Delaware International
                      Advisers Ltd.; and Director of Delaware Service Company,
                      Inc. and Delaware Investment & Retirement Services, Inc.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)



Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

Winthrop S. Jessup    Executive Vice President and Director of Delaware
                      Management Company, Inc., DMH Corp., Delaware
                      International Holdings Ltd. and Founders Holdings, Inc.;
                      Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware Management
                      Holdings, Inc.; President and Chief Executive Officer of
                      Delaware Pooled Trust, Inc.; Vice Chairman of Delaware
                      Distributors, L.P.; Vice Chairman and Director of Delaware
                      Distributors, Inc.; Director of Delaware Service Company,
                      Inc., Delaware Management Trust Company, Delaware
                      International Advisers Ltd. and Delaware Investment &
                      Retirement Services, Inc.; and President and Director of
                      Delaware Capital Management, Inc.

                      Board of Directors, Glen Lincoln, Inc. since 1985, Frazer, PA; Partner of Yellowstone Bluffs since 1995, Livingstone, MT; Trustee of Hero Scholarship Fund since 1990, Philadelphia, PA

Richard G. Unruh, Jr. Executive Vice President and Director of Delaware
                      Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.; and Director of Delaware International Advisers Ltd.

                      Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow        Executive Vice President/Chief Investment Officer, Fixed
                      Income of Delaware Management Company, Inc., the
                      Registrant and each of the other funds in the Delaware
                      Group; Executive Vice President and Director of Founders
                      Holdings, Inc.; Senior Vice President/Chief Investment
                      Officer, Fixed Income of Delaware Management Holdings,
                      Inc.; Senior Vice President of Delaware Capital
                      Management, Inc.; and Director of Founders CBO Corporation

                      Director of HYPPCO Finance Company, Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

David K. Downes       Executive Vice President, Chief Operating Officer and
                      Chief Financial Officer of Delaware Management Company,
                      Inc.; Senior Vice President, Chief Administrative Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company; Executive
                      Vice President, Chief Operating Officer and Chief
                      Financial Officer of Delaware Management Holdings, Inc.;
                      Executive Vice President, Chief Operating Officer, Chief
                      Financial Officer and Director of DMH Corp., Delaware
                      Distributors, Inc. and Founders Holdings, Inc.; President,
                      Chief Executive Officer, Chief Financial Officer and
                      Director of Delaware Service Company, Inc.; Executive Vice
                      President, Chief Operating Officer, Chief Financial
                      Officer and Director of Delaware International Holdings
                      Ltd.; Executive Vice President, Chief Financial Officer and Chief Operating Officer of Delaware Capital
                      Management, Inc.; Chairman and Director of Delaware
                      Investment & Retirement Services, Inc.; Senior Vice
                      President, Chief Administrative Officer and Chief
                      Financial Officer of Delaware Distributors, L.P.; and
                      Director of Delaware International Advisers Ltd.

                      Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.             Senior Vice President, Secretary and Director of
Chamberlain, Jr.      Delaware Management Company, Inc., DMH Corp., Delaware
                      Distributors, Inc., Delaware Service Company, Inc.,
                      Founders Holdings, Inc., Delaware Capital Management, Inc.
                      and Delaware Investment & Retirement Services, Inc.;
                      Senior Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware
                      Distributors, L.P. and Delaware Management Holdings, Inc.;
                      Executive Vice President, Secretary and Director of
                      Delaware Management Trust Company; Secretary and Director of Delaware International Holdings Ltd.; and Director of
                      Delaware International Advisers Ltd.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

Richard J. Flannery   Senior Vice President/Corporate & International Affairs
                      of Delaware Management Company, Inc., Delaware Management
                      Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                      Delaware Distributors, Inc., Delaware Management Trust
                      Company, Founders CBO Corporation and Delaware Capital
                      Management, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice
                      President/Corporate & International Affairs and Director of Founders Holdings, Inc. and Delaware International
                      Holdings Ltd.; Managing Director/Corporate & Tax Affairs of Delaware Service Company, Inc. and Delaware Investment
                      & Retirement Services, Inc.; and Director of Delaware
                      International Advisers Ltd.

                      Director of HYPPCO Finance Company, Ltd.

                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)  Senior Vice President of Delaware Management Company,
                      Inc.; Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware Service Company, Inc.; Senior Vice President/Treasurer of Delaware Distributors, Inc. and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO Corporation; and Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings    Senior Vice President/Corporate Controller and Treasurer
                      of Delaware Management Company, Inc., Delaware Management
                      Holdings, Inc. and DMH Corp.; Senior Vice
                      President/Treasurer of Delaware Distributors, Inc.; Senior
                      Vice President/Corporate Controller of Founders Holdings,
                      Inc.; Vice President/Corporate Controller of the
                      Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company,
                      Inc. and Delaware International Holdings Ltd.; Vice
                      President/Treasurer of Delaware Capital Management, Inc.;
                      Executive Vice President, Chief Financial Officer and
                      Treasurer of Delaware Management Trust Company; Chief
                      Financial Officer and Treasurer of Delaware Investment &
                      Retirement Services, Inc.; and Assistant Treasurer of
                      Founders CBO Corporation

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

Douglas L. Anderson   Senior Vice President/Operations of Delaware Management
                      Company, Inc.; Vice President/Operations of Delaware
                      Investment & Retirement Services, Inc. and Delaware
                      Service Company, Inc.; and Vice President/Operations and
                      Director of Delaware Management Trust Company

Michael T. Taggart    Senior Vice President/Facilities Management and
                      Administrative Services of Delaware Management Company,
                      Inc.

Eric E. Miller        Vice President and Assistant Secretary of Delaware
                      Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                      Delaware Distributors Inc., Delaware Service Company,
                      Inc., Delaware Management Trust Company, Founders
                      Holdings, Inc., Delaware Capital Management, Inc. and
                      Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro   Vice President and Assistant Secretary of Delaware
                      Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., Delaware Distributors, L.P., Delaware
                      Distributors, Inc., Delaware Service Company, Inc., DMH
                      Corp., Delaware Management Trust Company, Delaware Capital
                      Management, Inc., Delaware Investment & Retirement
                      Services, Inc. and Founders Holdings, Inc.; Secretary of
                      Founders CBO Corporation; and Assistant Secretary of
                      Delaware International Holdings Ltd.

                      Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln., Philadelphia, PA


Richard Salus(2)      Vice President/Assistant Controller of Delaware
                      Management Company, Inc.; and Vice President of Delaware
                      Management Trust Company.

Bruce A. Ulmer        Vice President/Director of Internal Audit of Delaware
                      Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., DMH Corp. and Delaware Management Trust
                      Company; and Vice President/Internal Audit of Delaware
                      Investment & Retirement Services, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)



Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

Steven T. Lampe(3)    Vice President/Taxation of Delaware Management Company,
                      Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                      Corp., Delaware Distributors, L.P., Delaware Distributors,
                      Inc., Delaware Service Company, Inc., Delaware Management
                      Trust Company, Founders Holdings, Inc., Founders CBO
                      Corporation, Delaware Capital Management, Inc. and
                      Delaware Investment & Retirement Services, Inc.

Lisa O. Brinkley      Vice President/Compliance of Delaware Management Company,
                      Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P.,
                      Delaware Distributors, Inc., Delaware Service Company,
                      Inc., Delaware Management Trust Company, Delaware Capital
                      Management, Inc. and Delaware Investment & Retirement
                      Services, Inc.

Rosemary E. Milner    Vice President/Legal of Delaware Management Company, Inc.,
                      the Registrant, each of the other funds in the Delaware
                      Group, Delaware Distributors, L.P. and Delaware
                      Distributors, Inc.

Gerald T. Nichols     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant
                      Secretary and Director of Founders CBO Corporation

Gary A. Reed          Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management Counselors,
                      Inc.

Paul A. Matlack       Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Secretary and Director of
                      Founders CBO Corporation

Babak Zenouzi         Vice President/Portfolio Manager of Fund, the Registrant,
                      each of the equity funds and the closed-end funds in the Delaware Group

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

Patrick P. Coyne      Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early        Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(4) Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant and the tax-exempt and the fixed-income funds in the Delaware Group

Edward N. Antoian     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc. and each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

                      Director of HR Easy since 1996, 6407 Idlewild Road, Suite 100, Charlotte, NC

George H. Burwell     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc. and each of the equity funds in the Delaware Group

John B. Fields        Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

David C. Dalrymple    Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc. and each of the equity funds in the Delaware Group

Gerald S. Frey(5)     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc. and each of the equity funds in the Delaware Group

Faye P. Staples(6)    Vice President/Human Resources of Delaware Management
                      Company, Inc. and Delaware Distributors, Inc.; Senior Vice
                      President/Human Resources of Delaware Distributors, L.P.;
                      and Vice President/Director of Human Resources of Delaware
                      Service Company, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)

1     VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS,
      Bankers Trust and VICE PRESIDENT, CS First Boston
      Investment Management prior to June 1995.
2     SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
3     TAX MANAGER, Price Waterhouse prior to October 1995.
4 INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston prior to March 1995.
5     SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
6     VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.


Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to the Strategic Income Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds.

The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

*Wayne A. Stork       Chairman of the Board, Chief Executive Officer and
                      Director of Delaware International Advisers Ltd.; Chairman of the Board, President, Chief Executive Officer, Chief
                      Investment Officer and Director of Delaware Management
                      Company, Inc.; President, Chief Executive Officer,
                      Chairman of the Board and Director of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., DMH Corp., Delaware International Holdings
                      Ltd. and Founders Holdings, Inc.; Chairman of the Board and Director of Delaware Pooled Trust, Inc., Delaware
                      Distributors, Inc. and Delaware Capital Management, Inc.;
                      Chairman, Chief Executive Officer and Director of Delaware
                      International Advisers Ltd.; and Director of Delaware
                      Service Company, Inc. and Delaware Investment & Retirement
                      Services, Inc.



*   Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address if Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

**G. Roger H.         Vice Chairman and Director of Delaware International
  Kitson              Advisers Ltd.


**David G. Tilles     Managing Director, Chief Investment Officer and Director
                      of Delaware International Advisers Ltd.

**John Emberson       Secretary/Compliance Officer/Finance Director and Director
                      of Delaware International Advisers Ltd.

*David K. Downes      Director of Delaware International Advisers Ltd.;
                      Executive Vice President, Chief Operating Officer and
                      Chief Financial Officer of Delaware Management Company,
                      Inc.; Senior Vice President, Chief Administrative Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company; Executive
                      Vice President, Chief Operating Officer and Chief
                      Financial Officer of Delaware Management Holdings, Inc.;
                      Executive Vice President, Chief Operating Officer, Chief
                      Financial Officer and Director of DMH Corp.; Executive
                      Vice President, Chief Operating Officer, Chief Financial
                      Officer and Director of Delaware Distributors, Inc.;
                      President, Chief Executive Officer, Chief Financial
                      Officer and Director of Delaware Service Company, Inc.;
                      Executive Vice President, Chief Operating Officer, Chief
                      Financial Officer and Director of Delaware International
                      Holdings Ltd.; Executive Vice President, Chief Financial
                      Officer and Chief Operating Officer of Delaware Capital
                      Management, Inc.; Executive Vice President, Chief
                      Financial Officer and Chief Operating Officer and Director of Founders Holdings, Inc.; Chairman and Director of
                      Delaware Investment & Retirement Services, Inc.; Senior
                      Vice President, Chief Administrative Officer and Chief
                      Financial Officer of Delaware Distributors, L.P.; and
                      Director of Delaware International Advisers Ltd.

                      Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc. since 1992, 8 Clayton Place, Newtown Square, PA



*   Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address if Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

*Winthrop S. Jessup   Director of Delaware International Advisers Ltd., Delaware
                      Service Company, Inc., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.;
                      Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware Management
                      Holdings, Inc.; President and Chief Executive Officer of
                      Delaware Pooled Trust, Inc.; Executive Vice President and
                      Director of DMH Corp., Delaware Management Company, Inc.,
                      Delaware International Holdings Ltd. and Founders
                      Holdings, Inc.; Vice Chairman of Delaware Distributors,
                      L.P.; Vice Chairman and Director of Delaware Distributors,
                      Inc.; and President and Director of Delaware Capital
                      Management, Inc.

*Richard G. Unruh,    Director of Delaware International Advisers Ltd.;
                      Executive Vice President and Director of Delaware
                      Management Company, Inc.; Executive Vice President of the
                      Registrant and each of the other funds in the Delaware
                      Group; and Senior Vice President of Delaware Management
                      Holdings, Inc. and Delaware Capital Management, Inc.

                      Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA



*   Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address if Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

*Richard J. Flannery  Director of Delaware International Advisers Ltd.; Senior
                      Vice President/Corporate & International Affairs of Delaware Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Management Trust Company, Founders CBO Corporation and Delaware Capital Management, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President/Corporate & International Affairs and Director of Founders Holdings, Inc. and Delaware International Holdings Ltd.; Managing Director/Corporate & Tax Affairs of Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.; and Director of Delaware International Advisers Ltd.

                      Director of HYPPCO Finance Company, Ltd.

                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell  Director of Delaware International Advisers Ltd.


*George M.            Director of Delaware International Advisers Ltd.; Senior
 Chamberlain, Jr.     Vice President and Secretary of the Registrant, each of
                      the other funds in the Delaware Group, Delaware
                      Distributors, L.P. and Delaware Management Holdings, Inc.;
                      Senior Vice President, Secretary and Director of Delaware
                      Management Company, Inc., DMH Corp., Delaware
                      Distributors, Inc., Delaware Service Company, Inc.,
                      Founders Holdings, Inc., Delaware Capital Management, Inc.
                      and Delaware Investment & Retirement Services, Inc.;
                      Executive Vice President, Secretary and Director of
                      Delaware Management Trust Company; and Secretary and
                      Director of Delaware International Holdings Ltd.

*George E. Deming     Director of Delaware International Advisers Ltd.

**Timothy W.          Senior Portfolio Manager, Deputy Compliance Officer,
  Sanderson           Director Equity Research and Director of Delaware
                      International Advisers Ltd.



*   Business address is 1818 Market Street, Philadelphia, PA 19103.
** Business address if Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C -Other Information
(Continued)


Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
------------------    ------------------------------------------------

**Clive A. Gillmore   Senior Portfolio Manager, Director U.S. Mutual Fund
                      Liaison and Director of Delaware International Advisers
                      Ltd.

**Hamish O. Parker    Senior Portfolio Manager, Director U.S. Marketing Liaison
                      and Director of Delaware International Advisers Ltd.

**Ian G. Sims         Senior Portfolio Manager, Deputy Managing Director
                      and Director of Delaware International Advisers Ltd.

**Elizabeth A.        Senior Portfolio Manager of Delaware International
                      Advisers Ltd.

**Gavin A. Hall       Senior Portfolio Manager of Delaware International
                      Advisers Ltd.

**Robert Akester      Senior Portfolio Manager of Delaware International
                      Advisers Ltd.

**Nigel May           Senior Portfolio Manager of Delaware International
                      Advisers Ltd.

**Hywel Morgan        Senior Portfolio Manager of Delaware International
                      Advisers Ltd.

*   Business address is 1818 Market Street, Philadelphia, PA 19103.

** Business address is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

         (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant
-------------------         -----------------------        ---------------------

Delaware Distributors, Inc. General Partner                None

Delaware Management
Company, Inc.               Limited Partner                Investment Manager


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)


Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant
-------------------         ----------------------         ---------------------

Delaware Capital
Management, Inc.            Limited Partner                None

Winthrop S. Jessup          Vice Chairman                  Executive Vice
                                                           President

Bruce Barton                President and Chief            None
                            Executive Officer

David K. Downes             Senior Vice President,        Senior Vice President/
                            Chief Administrative Officer  Chief Administrative
                            and Chief Financial Officer   Officer/Chief
                                                          Financial Officer

George M. Chamberlain, Jr.  Senior Vice President/        Senior Vice President/
                            Secretary                     Secretary

Thomas Sawyer               Senior Vice President/        None
                            Western Sales Division

William F. Hostler          Senior Vice President/        None
                            Marketing Services

Dana B. Hall                Senior Vice President/        None
                            Key Accounts


J. Chris Meyer              Senior Vice President/        None
                            Product Development

Richard J. Flannery         Senior Vice President/        Vice President
                            Corporate & International
                            Affairs

Eric E. Miller              Vice President/               Vice President/
                            Assistant Secretary           Assistant Secretary

Richelle S. Maestro         Vice President/               Vice President/
                            Assistant Secretary           Assistant Secretary


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)



Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant
-------------------         ----------------------         ---------------------

Michael P. Bishof           Vice President/Treasurer       Vice President/
                                                           Treasurer

Steven T. Lampe             Vice President/Taxation        Vice President/
                                                           Taxation

Joseph H. Hastings          Vice President/                Vice President/
                            Corporate Controller           Corporate Controller

Lisa O. Brinkley            Vice President/                Vice President/
                            Compliance                     Compliance

Rosemary E. Milner          Vice President/Legal           Vice President/Legal

Daniel H. Carlson           Vice President/Marketing       None

Diane M. Anderson           Vice President/                None
                            Retirement Services

Joseph M. Barrett           Vice President/                None
                            Media Relations

Denise F. Guerriere         Vice President/                None
                            Client Services

Julia R. Vander Els         Vice President/                None
                            Client Services

Jerome J. Alrutz            Vice President/                None
                            Client Services

Joanne A. Mettenheimer      Vice President/                None
                            National Accounts

Gregory J. McMillan         Vice President/                None
                            National Accounts

Christopher H. Price        Vice President/Annuity         None
                            Marketing & Administration



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)



Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant
-------------------         ----------------------         ---------------------

Stephen J. DeAngelis        Vice President/Product         None
                            Development

Susan T. Friestedt          Vice President/Customer        None
                            Service

Dinah J. Huntoon            Vice President/Product         None
                            Management

Soohee Lee                  Vice President/Fixed Income    None
                            Project Management

Ellen M. Krott              Vice President/Communications  None

Holly W. Reimel             Vice President/Telemarketing   None

Terrence L. Bussard         Vice President/Wholesaler      None

William S. Carroll          Vice President/Wholesaler      None

William L. Castetter        Vice President/Wholesaler      None

Thomas J. Chadie            Vice President/Wholesaler      None

Thomas C. Gallagher         Vice President/Wholesaler      None

Douglas R. Glennon          Vice President/Wholesaler      None

Christopher L. Johnston     Vice President/Wholesaler      None

Thomas P. Kennett           Vice President/Wholesaler      None

William M. Kimbrough        Vice President/Wholesaler      None

Mac McAuliffe               Vice President/Wholesaler      None

Patrick L. Murphy           Vice President/Wholesaler      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C -Other Information
(Continued)



Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter               with Registrant
-------------------         ----------------------         ---------------------

Henry W. Orvin              Vice President/Wholesaler      None

Philip G. Rickards          Vice President/Wholesaler      None

Laura E. Roman              Vice President/Wholesaler      None

Michael W. Rose             Vice President/Wholesaler      None

Thomas E. Sawyer            Vice President/Wholesaler      None

Edward B. Sheridan          Vice President/Wholesaler      None

Linda Schulz                Vice President/Wholesaler      None

Stephen H. Slack            Vice President/Wholesaler      None

Robert E. Stansbury         Vice President/Wholesaler      None

Larry D. Stone              Vice President/Wholesaler      None

Faye P. Staples             Vice President/                None
                            Human Resources

John Wells                  Vice President/Marketing       None
                            Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

      (c) Not Applicable.

Item 30. Location of Accounts and Records.

      All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 and in London at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

Item 31. Management Services.  None.

PART C -Other Information
(Continued)

Item 32. Undertakings.

      (a) Not applicable.

      (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of the High-Yield Opportunities Fund.

      (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

      (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES
                                  ------------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 2nd day of March, 1997.

                                     DELAWARE GROUP INCOME FUNDS, INC.


                                        By   /s/ Wayne A. Stork
                                           -------------------------------------
                                                 Wayne A. Stork
                                          Chairman of the Board, President,
                                          Chief Executive Officer and Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                      Title                          Date
--------------------------  ---------------------------------    ---------------

                           Chairman of the Board, President,
/s/Wayne A. Stork          Chief Executive Officer and Dire        March 2, 1997
--------------------------
Wayne A. Stork
                           Senior Vice President/Chief Financial
/s/David K. Downes         Officer/Chief Administrative Officer    March 2, 1997
-------------------------- (Principal Financial Officer and
David K. Downes            Principal Accounting Officer)


/s/ Walter P. Babich     * Director                                March 2, 1997
--------------------------
Walter P. Babich

/s/Anthony D. Knerr      * Director                                March 2, 1997
--------------------------
Anthony D. Knerr

/s/Ann R. Leven          * Director                                March 2, 1997
--------------------------
Ann R. Leven

/s/W. Thacher Longstreth * Director                                March 2, 1997
--------------------------
W. Thacher Longstreth

/s/Charles E. Peck       * Director                                March 2, 1997
--------------------------
Charles E. Peck

                            *By /s/ Wayne A. Stork
                               --------------------------
                                Wayne A. Stork
                              as Attorney-in-Fact for
                           each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.      Exhibit

EX-99.B1E        Executed Articles Supplementary (December 27, 1996)

EX-99.B9BII      Executed Amendment No. 2 (November 29, 1996) to Schedule A to
                 Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BIII     Executed Amendment No. 3 (December 27, 1996) to Schedule A to
                 Delaware Group Funds Fund Accounting Agreement.

EX-99.B9BIV      Executed Amendment No. 4 (February 24, 1997) to Schedule A to
                 Delaware Group of Funds Fund Accounting Agreement.

EX-99.B11        Consent of Auditors

EX-99.B16B       Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-99.27         Financial Data Schedules
(Exhibit 17)